INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories are comprised of the following:

	December 31,
	2019	2018

Raw materials, parts and supplies	$6,638	$5,885
Work in progress and assembled raw materials	15,409	10,548
Finished products	5,156	4,676

	$27,203	$21,109